Property and Equipment, net (Tables)	9 Months Ended
Sep. 30, 2013
Property Plant And Equipment [Abstract]
Property and equipment, net

Property and equipment, net consists of the following:

	December 31,
	2011	2012
	(in thousands)
Laboratory equipment	$1,866	$2,549
Office furniture and equipment	566	1,025
Leasehold improvements	213	410

Property and equipment	2,645	3,984
Less: accumulated depreciation and amortization	(1,068)	(1,844)

Property and equipment, net	$1,577	$2,140